Omnibus Incentive Compensation Plan (Tables)	6 Months Ended
Jun. 30, 2017
Omnibus Incentive Compensation Plan [Abstract]
Omnibus Incentive Compensation Plan

	Employee equity compensation		Non-Employee equity compensation
Unvested Units	Units	Grant-date fair value	Units	Award-date fair value
Unvested on January 1, 2017	206,668	$1,141	492,500	$2,993
Vested	20,000	110	—	—

Unvested on June 30, 2017	186,668	$1,031	492,500	$2,993